Eaton Vance

New Jersey Municipal Income Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 95.4%

Security	Principal Amount (000’s omitted)	Value
Education — 8.1%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$1,995,191
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	1,095	1,224,134
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/40	1,140	1,264,579
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,562,648
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	979,097
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,200,760
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,577,184
New Jersey Institute of Technology, 5.00%, 7/1/32	980	1,062,026

		$12,865,619

Escrowed/Prerefunded — 4.2%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	$165	$165,721
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	2,250	2,473,312
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,142,162
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,142,627
New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	475,202
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	1,215	1,342,721

		$6,741,745

General Obligations — 10.9%
Burlington County Bridge Commission, 5.00%, 8/1/27	$400	$496,652
Burlington County Bridge Commission, 5.00%, 8/1/30	500	621,820
Burlington County Bridge Commission, 5.00%, 8/1/31	410	506,895
Burlington County Bridge Commission, 5.00%, 8/1/32	250	308,640
Burlington County Bridge Commission, 5.00%, 10/1/36	1,000	1,219,550
East Brunswick Board of Education, 4.00%, 8/1/34	1,200	1,366,284
Gloucester County Improvement Authority, 4.00%, 4/1/35	4,320	4,661,410
Jersey City, 5.00%, 11/1/33	800	947,608
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	800,618
New Jersey, 4.00%, 6/1/30	4,000	4,219,520
Ocean County, 4.00%, 9/1/29	480	555,120
Ocean County, 5.00%, 9/1/27	1,305	1,639,980

		$17,344,097

Hospital — 15.9%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$816,637
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,201,926
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,576,620
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,518

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	$500	$528,185
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/36	215	249,252
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,664,861
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,178,697
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	454,884
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,309,250
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,575	3,035,152
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	300	351,606
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/44	535	599,789
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/34	1,110	1,155,710
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	3,000	3,047,910
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,160,590
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	578,340
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,020,400
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: JPMorgan Chase Bank, N.A.), 1.80%, 7/1/43(1)	1,250	1,250,000

		$25,355,327

Industrial Development Revenue — 4.6%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,077,069
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	290,325
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	489,568
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,436,205

		$7,293,167

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,234,886

		$4,234,886

Insured-Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$468,597

		$468,597

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 6.7%
Atlantic City, (AGM), 4.00%, 3/1/42	$250	$263,310
Atlantic City, (AGM), 5.00%, 3/1/37	1,500	1,721,910
Bayonne, (AGM), 5.00%, 8/1/25	615	721,764
Bayonne, (AGM), 5.00%, 8/1/26	865	1,011,202
East Orange, (AGM), 5.00%, 10/15/29	130	163,322
East Orange, (AGM), 5.00%, 10/15/30	175	217,457
East Orange, (AGM), 5.00%, 10/15/31	400	492,884
Irvington Township, (AGM), 0.00%, 7/15/23	4,145	3,763,909
Lakewood Township, (BAM), 4.00%, 11/1/26	250	282,152
Lakewood Township, (BAM), 4.00%, 11/1/27	120	135,830
Paterson, (BAM), 5.00%, 1/15/26	1,305	1,409,439
Trenton, (BAM), 5.00%, 12/1/26	500	583,000

		$10,766,179

Insured-Special Tax Revenue — 9.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,309,940
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,906,627
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	6,500	5,287,295
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,814,057

		$15,317,919

Insured-Transportation — 1.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,235,401
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	865,283

		$3,100,684

Lease Revenue/Certificates of Participation — 1.5%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,540	$1,545,945
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	798,474

		$2,344,419

Other Revenue — 4.0%
Mercer County Improvement Authority, 4.00%, 3/15/40	$1,995	$2,185,124
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,033,480
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,189,650

		$6,408,254

Senior Living/Life Care — 2.4%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$1,250	$1,326,900
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,543,933

		$3,870,833

Security	Principal Amount (000’s omitted)	Value
Student Loan — 3.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	$2,000	$2,057,580
New Jersey Higher Education Student Assistance Authority, (AMT), 3.576%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	2,795	2,802,239
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	950	1,006,050

		$5,865,869

Transportation — 18.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,271,380
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/33	1,000	1,223,780
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	2,270	2,750,627
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	1,250	1,508,450
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,644,450
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	303,847
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	3,220	3,576,712
New Jersey Turnpike Authority, 4.00%, 1/1/43	865	924,806
New Jersey Turnpike Authority, 4.00%, 1/1/48	1,950	2,089,425
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,119,633
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,590,255
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	4,435	5,106,326
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	2,545	2,969,175
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,110,920

		$30,189,786

Total Tax-Exempt Municipal Securities — 95.4% (identified cost $143,032,654)		$152,167,381

Taxable Municipal Securities — 3.3%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.4%
Atlantic City, 7.50%, 3/1/40	$445	$591,570

		$591,570

Transportation — 2.9%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$4,732,970

		$4,732,970

Total Taxable Municipal Securities — 3.3% (identified cost $5,093,539)		$5,324,540

Trust Units — 0.2%
Security	Notional Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.2%
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(4)	$332	$280,147
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(4)	109	90,164

Total Trust Units — 0.2% (identified cost $345,932)		$370,311

Total Investments — 98.9% (identified cost $148,472,125)		$157,862,232

Other Assets, Less Liabilities — 1.1%		$1,680,404

Net Assets — 100.0%		$159,542,636

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 21.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 10.1% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2019.

(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(4)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

XLCA	-	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$152,167,381	$—	$152,167,381
Taxable Municipal Securities	—	5,324,540	—	5,324,540
Trust Units	—	370,311	—	370,311
Total Investments	$—	$157,862,232	$—	$157,862,232

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.